UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04889

H&Q Healthcare Investors
(Exact name of registrant as specified in charter)

2 Liberty Square, 9th Floor, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	6/30/09

Item 1.  Schedule of Investments.

H&Q HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2009

(Unaudited)

CONVERTIBLE SECURITIES AND WARRANTS – 12.0% of Net Assets

SHARES		VALUE
	Convertible Preferred (Restricted) (a) – 11.8%
	Biotechnology - 0.8%
306,413	MacroGenics, Inc. Series D (b)	$199,812
75,217	MacroGenics, Inc. Series D 18 Month Lock-up (b)	32,697
2,123,077	TargeGen, Inc. Series C (b)	1,840,007
586,871	TargeGen, Inc. Series D (b)	508,624
	Drug Discovery Technologies – 1.4%
2,380,953	Agilix Corporation Series B (b) (c)	141,809
375,000	Ceres, Inc. Series C (b)	2,437,500
32,193	Ceres, Inc. Series C-1 (b)	209,255
280,105	Ceres, Inc. Series D (b)	1,820,683
40,846	Ceres, Inc. Series F (b)	265,499
8,170	Ceres, Inc. warrants (expiration 9/05/15) (b)	0
	Healthcare Services – 1.6%
5,384,615	PHT Corporation Series D (b) (c)	4,200,000
1,204,495	PHT Corporation Series E (b) (c)	939,506
149,183	PHT Corporation Series F (b) (c)	116,363
	Medical Devices and Diagnostics – 8.0%
3,424,756	CardioKinetix, Inc. Series C (b) (c)	2,359,999
4,852,940	Concentric Medical, Inc. Series B (b) (c)	4,852,940
1,744,186	Concentric Medical, Inc. Series C (b) (c)	1,744,186
683,000	Concentric Medical, Inc. Series D (b) (c)	683,000
652,013	Concentric Medical, Inc. Series E (b) (c)	652,013
1,724,230	Elemé Medical, Inc. Series C (b) (c)	910,393
2,292,152	FlowCardia, Inc. Series C (b)	2,458,333
1,877,273	Interlace Medical, Inc. Series C (b) (c)	2,065,000
3,669,024	Labcyte Inc. Series C (b)	1,920,000
2,950,000	Magellan Biosciences, Inc. Series A (b)	2,950,000
142,210	Magellan Biosciences, Inc. warrants (expiration 3/31/19) (b)	0
11,335	Magellan Biosciences, Inc. warrants (expiration 5/06/19) (b)	0
1,547,988	OmniSonics Medical Technologies, Inc. Series A-1 (b)	1,548
1,263,099	OmniSonics Medical Technologies, Inc. Series B-1 (b)	1,263
13,823,805	Palyon Medical Corporation Series A (b) (c)	2,950,000
65,217	TherOx, Inc. Series H (b)	108,181
149,469	TherOx, Inc. Series I (b)	247,939
4,220	TherOx, Inc. warrants (expiration 1/26/11) (b)	0
8,141	TherOx, Inc. warrants (expiration 6/09/10) (b)	0
921,875	Xoft, Inc. Series D (b)	2,304,688
176,647	Xoft, Inc. Series E (b)	441,618
N/A	Xoft, Inc. warrants (expiration 6/12/12) (b) (d)	0
		$39,362,856

PRINCIPAL AMOUNT		VALUE
	Convertible Notes (Restricted) (a) – 0.2%
	Medical Devices and Diagnostics – 0.2%
$153,545	Magellan Biosciences, Inc., Senior Subordinated Note, 8.00% due 2010	$153,545
590,000	Xoft, Inc., Promissory Note, 10.00% due 2010	590,000
		743,545
	TOTAL CONVERTIBLE SECURITIES AND WARRANTS (Cost $51,235,569)	$40,106,401

SHARES
	COMMON STOCKS AND WARRANTS – 81.8%
	Biopharmaceuticals – 2.7%
195,450	Forest Laboratories, Inc. (b)	4,907,749
140,340	Pfizer Inc.	2,105,100
42,300	Wyeth	1,919,997
		8,932,846
	Biotechnology – 34.2%
621,473	ACADIA Pharmaceuticals Inc. (b)	1,361,026
253,438	Amgen Inc. (b)	13,417,008
80,000	Amylin Pharmaceuticals, Inc. (b)	1,080,000
5,381,051	Antisoma plc (b) (e)	2,126,828
513,798	Antisoma plc 18 Month Lock-up (Restricted) (a) (b) (e)	182,768
472,000	Athersys, Inc. (b)	391,760
118,000	Athersys, Inc. warrants (expiration 6/08/12) (a) (b)	1,180
238,372	Biogen Idec Inc. (b)	10,762,496
322,064	Celgene Corporation (b)	15,407,542
113,289	Cephalon, Inc. (b)	6,417,822
80,536	Cougar Biotechnology, Inc. (b)	3,459,827
160,705	Cubist Pharmaceuticals, Inc. (b)	2,945,723
170,698	DOV Pharmaceutical, Inc. warrants (expiration 12/31/09) (a) (b)	0
447,450	Exelixis, Inc. (b)	2,179,081
170,247	Genzyme Corporation (b)	9,477,650
370,975	Gilead Sciences, Inc. (b)	17,376,469
76,175	Martek Biosciences Corporation	1,611,101
119,150	Medicines Company (b)	999,668
32,533	Myriad Pharmaceuticals, Inc. (b)	151,278
102,060	OSI Pharmaceuticals, Inc. (b)	2,881,154
113,602	United Therapeutics Corporation (b) (f)	9,466,455
242,430	Vertex Pharmaceuticals Inc. (b) (f)	8,640,205
147,689	XenoPort, Inc. (b)	3,421,954
		113,758,995

SHARES		VALUE
	Drug Delivery – 1.7%
327,450	Alkermes, Inc. (b)	$3,543,009
568,311	Penwest Pharmaceuticals Co. (b)	1,619,686
287,106	Penwest Pharmaceuticals Co. warrants (expiration 3/11/13) (a) (b)
		502,436
		5,665,131

	Drug Discovery Technologies – 0.0%
11,441	Clinical Data, Inc. (b)	126,080
70	Zyomyx, Inc. (Restricted) (a) (b)	17
		126,097
	Generic Pharmaceuticals – 8.3%
1,321,151	Akorn, Inc. (b)	1,585,381
202,223	Akorn, Inc. warrants (expiration 3/08/11) (a) (b)	44,489
114,157	Impax Laboratories, Inc. (b)	840,196
216,300	Mylan Inc. (b)	2,822,715
144,219	Perrigo Company	4,006,404
367,295	Teva Pharmaceutical Industries, Ltd. (g)	18,122,335
		27,421,520
	Healthcare Services – 15.8%
247,690	Aetna Inc.	6,204,634
222,222	Aveta, Inc. (Restricted) (a) (b)	2,222,220
201,366	CardioNet, Inc. (b)	3,286,293
134,660	Catalyst Health Solutions, Inc. (b)	3,358,420
304,000	CVS Caremark Corporation	9,688,480
245,420	ICON plc (b) (g)	5,296,164
84,750	Laboratory Corporation of America Holdings (b)	5,745,203
130,385	Medco Health Solutions, Inc. (b)	5,946,860
185,740	Pharmaceutical Product Development, Inc.	4,312,883
306,208	Syntiro Healthcare Services (Restricted) (a) (b)	306
128,110	WellPoint, Inc. (b)	6,519,518
		52,580,981
	Medical Devices and Diagnostics – 19.1%
473,430	Align Technology, Inc. (b)	5,018,358
71,016	Becton, Dickinson and Company	5,064,151
341,254	Hologic, Inc. (b)	4,856,044
186,954	IDEXX Laboratories, Inc. (b)	8,637,275
150,784	Illumina, Inc. (b)	5,871,529
21,045	Intuitive Surgical, Inc. (b)	3,444,225
228,057	Inverness Medical Innovations, Inc. (b)	8,114,268
157,773	Life Technologies Corporation (b)	6,582,290
159,506	Masimo Corporation (b)	3,845,690
160,000	Masimo Laboratories, Inc. (Restricted) (a) (b)	42,985
830,292	Medwave, Inc. (b) (c)	830
207,573	Medwave, Inc. warrants (expiration 8/21/11) (a) (b) (c)	0
130,132	Myriad Genetics, Inc. (b)	4,639,206

SHARES		VALUE
	Medical Devices and Diagnostics – continued
93,008	OmniSonics Medical Technologies, Inc. (Restricted) (a) (b)	$93
125,000	PerkinElmer, Inc.	2,175,000
208	Songbird Hearing, Inc. (Restricted) (a) (b)	139
127,225	Stryker Corporation	5,055,921
		63,348,004
	TOTAL COMMON STOCKS AND WARRANTS (Cost $289,157,298)	$271,833,574

NUMBER OF CONTRACTS (100 SHARES EACH)
	PUT OPTIONS PURCHASED – 0.0%
355	United Therapeutics Corporation, strike @ 75, expires July- 2009 (b)	19,525
	TOTAL PUT OPTIONS PURCHASED (Cost $57,865)	$19,525

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENTS – 6.6%
$10,000,000	American Express Corporation; 0.22% due 07/06/09	9,999,695
5,000,000	General Electric Capital Co.; 0.05% due 07/02/09	4,999,993
6,762,000	Repurchase Agreement, State Street Bank and Trust Co., repurchase value $6,762,002 (collateralized by U.S. Treasury Bill 0.30% discount, 12/10/09, market value $6,900,326); 0.01% due 07/01/09	6,762,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $21,761,688)	$21,761,688
	TOTAL INVESTMENTS – 100.4% (Cost $362,212,420)	$333,721,188
	OTHER LIABILITIES IN EXCESS OF ASSETS – (0.4)%	$(1,455,981)
	NET ASSETS - 100%	$332,265,207

(a)	Security fair valued.
(b)	Non-income producing security.
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $21,616,039).
(d)	Number of warrants to be determined at a future date.
(e)	Foreign security.
(f)	A portion of security is pledged as collateral for call options written.
(g)	American Depositary Receipt.

SCHEDULE OF OPTIONS WRITTEN

NUMBER OF CONTRACTS (100 SHARES EACH)		EXPIRATION DATE	CURRENT VALUE
	CALL OPTIONS WRITTEN
355	United Therapeutics Corporation, strike @ 80	July - 2009	$(163,300)
614	Vertex Pharmaceuticals Inc., strike @ 35	July - 2009	(101,924)
	TOTAL CALL OPTIONS WRITTEN (Premium received $258,517)		$(265,224)

	PUT OPTIONS WRITTEN
355	United Therapeutics Corporation, strike @ 80	July - 2009	$(40,825)
	TOTAL PUT OPTIONS WRITTEN (Premium received $94,932)		$(40,825)

Investment Valuation - Investments traded on national securities exchanges or in the over-the-counter market that are National Market System securities are valued at the last sale price or, lacking any sales, at the mean between the last bid and asked prices. Other over-the-counter securities are valued at the most recent bid prices as obtained from one or more dealers that make markets in the securities. Publicly traded investments for which market quotations are not readily available or whose quoted price may otherwise not reflect fair value and the fair value of venture capital and other restricted securities are valued in good faith by the Adviser pursuant to valuation policies and procedures approved by the Trustees. Such values are subject to oversight and ratification by the Trustees. However, because of the uncertainty of fair valuations, these estimated values may differ significantly from the values that would have been used had a ready market for these securities existed, and the differences could be material. Each such fair value determination is based on a consideration of relevant factors. Factors the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the issuer which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; and (iii) the price of a security negotiated at arm’s length in an issuer’s completed subsequent round of financing. Short-term investments with maturity of 60 days or less are valued at amortized cost.

The Fund adopted the Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157, Fair Value Measurements, effective October 1, 2008, and FASB Staff Position No. 157-4, effective April 1, 2009 (collectively, FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. FAS 157 establishes a three-tier hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets (Level 1 inputs) and the lowest priority to unobservable inputs (Level 3 inputs) when market prices are not readily available or reliable. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the factors market participants would use in pricing the asset or liability, and would be based on the best information available.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

These inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilites carried at value:

	Level 1	Level 2	Level 3	Total
Assets at Value
Convertible Securities and Warrants
Biotechnology	$—	$—	$2,581,140	$2,581,140
Drug Discovery Technologies	—	—	4,874,746	4,874,746
Healthcare Services	—	—	5,255,869	5,255,869
Medical Devices and Diagnostics	—	—	27,394,646	27,394,646
Total Convertible Securities and Warrants	—	—	40,106,401	40,106,401
Common Stocks and Warrants	—
Biopharmaceuticals	8,932,846	—	—	8,932,846
Biotechnology	113,575,047	—	183,948	113,758,995
Drug Delivery	5,162,695	—	502,436	5,665,131
Drug Discovery Technologies	126,080	—	17	126,097
Generic Pharmaceuticals	27,377,031	—	44,489	27,421,520
Healthcare Services	50,358,455	—	2,222,526	52,580,981
Medical Devices and Diagnostics	63,304,787	—	43,217	63,348,004
Total Common Stocks and Warants	268,836,941	—	2,996,633	271,833,574
Options Purchased	19,525	—	—	19,525
Short Term Investments	—	21,761,688	—	21,761,688
Other Assets	—	—	896,412	896,412
Total Assets	$268,856,466	$21,761,688	$43,999,446	$334,617,600

Liabilities at Value
Option Contracts Written	$306,049	$—	$—	$306,049

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Level 3 Assets	Balance as of September 30, 2008	Accrued discounts/ premiums	Realized gain/loss and change in unrealized appreciation/ depreciation	Net purchases/sales	Net transfers in and/or out of Level 3	Balance, as of June 30, 2009
Convertible Securities and Warrants
Biotechnology	$2,581,140	$—	$(3,387)	$3,387	$—	$2,581,140
Drug Discovery Technologies	4,904,776	—	270,138	(300,168)	—	4,874,746
Healthcare Services	6,057,943	—	(88,994)	(713,080)	—	5,255,869
Medical Devices and Diagnostics	29,763,189	—	(8,783,311)	6,414,768	—	27,394,646
Common Stocks and Warrants
Biotechnology	1,447,784	—	632,385	—	(1,896,221)	183,948
Drug Delivery	281,364	—	221,072	—	—	502,436
Drug Discovery Technologies	3,000	—	(303,151)	300,168	—	17
Generic Pharmaceuticals	220,423	—	(175,934)	—	—	44,489
Healthcare Services	13,914,139	—	(1,105,457)	—	(10,586,156)	2,222,526
Medical Devices and Diagnostics	71,820	—	(28,614)	11	—	43,217
Other Assets	1,857,095	—	405,816	(1,366,499)	—	896,412
Total	$61,102,673	$—	$(8,959,437)	$4,338,587	$(12,482,377)	$43,999,446

Net change in unrealized appreciation/depreciation from assets still held as of June 30, 2009						$(13,592,394)

Venture Capital and Other Restricted Securities - The Fund may invest in venture capital and other  restricted securities if these securities would currently comprise 40% or less of net assets. The value of  these securities represents 13% of the Fund’s net assets at June 30, 2009. The following table details the  acquisition date, cost, carrying value per unit, and value of the Fund’s venture capital and other restricted  securities at June 30, 2009. The Fund on its own does not have the right to demand that such securities be registered.

			Carrying
	Acquisition		Value
Venture Capital and Other Restricted Securities (h)	Date	Cost	per Unit	Value
Agilix Corporation
Series B Cvt. Pfd.	11/8/01	$2,495,500	$0.06	$141,809
Antisoma plc
18 Month Lock-up (Restricted) Common	12/5/03 - 6/11/08	536,343	0.36	182,768
Aveta, Inc.
(Restricted) Common	12/21/05	3,004,731	10.00	2,222,220
CardioKinetix, Inc.
Series C Cvt. Pfd.	5/22/08	2,367,320	0.69	2,359,999
Ceres, Inc.
Series C Cvt. Pfd.	12/23/98	1,502,732	6.50	2,437,500
Series C-1 Cvt. Pfd.	3/31/01	111,508	6.50	209,255
Series D Cvt. Pfd.	3/14/01	1,668,294	6.50	1,820,683
Series F Cvt. Pfd.	9/5/07	268,136	6.50	265,499
Warrants (expiration 9/05/15)	9/5/07	0	0.00	0
Concentric Medical, Inc.
Series B Cvt. Pfd.	5/7/02, 1/24/03	3,330,988	1.00	4,852,940
Series C Cvt. Pfd.	12/19/03	1,500,818	1.00	1,744,186
Series D Cvt. Pfd.	9/30/05	958,007	1.00	683,000
Series E Cvt. Pfd.	12/18/08	655,011	1.00	652,013
Elemé Medical, Inc.
Series C Cvt. Pfd.	7/15/08	3,252,672	0.53	910,393
FlowCardia, Inc.
Series C Cvt. Pfd.	8/29/07	2,474,768	1.07	2,458,333
Interlace Medical, Inc.
Series C Cvt. Pfd.	6/10/09	2,065,000	1.10	2,065,000
Labcyte Inc.
Series C Cvt. Pfd.	7/18/05	1,924,893	0.52	1,920,000
MacroGenics, Inc.
Series D Cvt. Pfd.	9/4/08	1,002,546	0.65	199,812
Series D Cvt. Pfd. 18 Month Lock-up	9/4/08	315,748	0.43	32,697
Magellan Biosciences, Inc.
Series A Cvt. Pfd.	11/28/06	2,955,013	1.00	2,950,000
Senior Subordinated. Cvt. Note	4/3/09, 5/12/09	153,545	1.00	153,545
Warrants (expiration 3/31/19)	4/3/09	0	0.00	0
Warrants (expiration 5/06/19)	5/12/09	0	0.00	0
Masimo Laboratories, Inc.
(Restricted) Common	3/31/98	0	0.27	42,985
OmniSonics Medical Technologies, Inc.
Series A-1 Cvt. Pfd.	10/1/03	1,800,690	0.001	1,548
Series B-1 Cvt. Pfd.	6/4/07, 11/15/07	960,659	0.001	1,263
(Restricted) Common	5/24/01, 7/2/07	2,409,044	0.001	93
Palyon Medical Corporation
Series A Cvt. Pfd.	4/28/09	2,950,000	0.21	2,950,000
PHT Corporation
Series D Cvt. Pfd.	7/23/01	4,205,754	0.78	4,200,000
Series E Cvt. Pfd.	9/12/03 - 10/14/04	941,669	0.78	939,506
Series F Cvt. Pfd.	7/21/08	122,580	0.78	116,363
Songbird Hearing, Inc.
(Restricted) Common	12/14/00	3,004,861	0.67	139
Syntiro Healthcare Services
(Restricted) Common	2/5/97	1,200,325	0.001	306
TargeGen, Inc.
Series C Cvt. Pfd.	8/30/05	2,763,495	0.87	1,840,007
Series D Cvt. Pfd.	5/8/07	764,407	0.87	508,624
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00	3,002,748	1.66	108,181
Series I Cvt. Pfd.	7/8/05	579,958	1.66	247,939
Warrants (expiration 1/26/11)	1/26/05	0	0.00	0
Warrants (expiration 6/09/10)	6/9/04	0	0.00	0
Xoft, Inc.
Series D Cvt. Pfd.	3/23/07	2,958,518	2.50	2,304,688
Series E Cvt. Pfd.	6/20/08	592,532	2.50	441,618
Cvt. Promissory Note	6/12/09	590,000	1.00	590,000
Warrants (expiration 6/12/12)	6/12/09	59	0.00	0
Zyomyx, Inc.
(Restricted) Common	2/19/99 - 7/22/04	3,902,233	0.25	17
		$65,293,105		$42,554,929

(h)  See Schedule of Investments and corresponding footnotes for more information on each issuer.

Federal Income Tax Cost - At June 30, 2009, the total cost of securities for Federal income tax purposes was $362,212,420. The net unrealized loss on securities held by the Fund was $28,491,232, including gross unrealized gain of $38,098,679 and gross unrealized loss of $66,589,911.

Affiliate Transactions - An affiliate issuer is a  company in which the Fund holds 5% or more of the voting securities.

Transactions with such companies during the nine months ended June 30, 2009 were as follows:

Issuer	Value on October 1, 2008	Purchases	Sales	Income	Value on June 30, 2009

Agilix Corporation	$141,809	$—	$—	$—	$141,809
CardioKinetix, Inc.	2,359,999	—	—	—	2,359,999
Concentric Medical, Inc.	10,192,176	652,013	—	—	7,932,139
CytoLogix Corporation (a)	802,074	—	713,080	—	0
Elemé Medical, Inc.	3,245,001				910,393
Interlace Medical, Inc.	—	2,065,000			2,065,000
Medwave, Inc.	—	—	—	—	830
Palyon Medical Corporation	—	2,950,000			2,950,000
PHT Corporation	5,255,869	—	—	—	5,255,869
	$21,996,928	$5,667,013	$713,080	$—	$21,616,039

(a) As of June 30, 2009 CytoLogix Corporation is no longer an affiliate.

Item 2.  Controls and Procedures.

(a.)                              The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)                             There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith (Exhibit 1).

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Healthcare Investors

By (Signature and Title)	/s/ Daniel Omstead
Daniel Omstead, President

Date	8/28/09

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	8/28/09